INVENTORY AND SPARE PARTS	12 Months Ended
Dec. 31, 2010
INVENTORY AND SPARE PARTS
INVENTORY AND SPARE PARTS

8. INVENTORY AND SPARE PARTS

        Inventory and spare parts as of December 31, 2010 and 2009, comprised the following:

	December 31,
	2010	2009
Handsets and accessories (including consigned to others $3,496 and $nil)	$234,166	$165,709
Spare parts for telecommunication equipment	34,687	26,928
SIM cards and prepaid phone cards	21,879	23,821
Advertising materials	2,011	2,195
Other	27,213	20,918

Total inventory and spare parts	$319,956	$239,571

        Obsolescence expense for the years ended December 31, 2010, 2009 and 2008, amounted to $27.8 million, $4.1 million and $3.9 million, respectively, and was included in general and administrative expenses in the accompanying consolidated statements of operations.